FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02619

                             MoneyMart Assets, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                     Date of fiscal year-end: July 31, 2007

                    Date of reporting period: June 30, 2007





Item 1. Proxy Voting Record

MoneyMart Assets, Inc. held no voting securities during the period covered by this report. No records are attached.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




MoneyMart Assets, Inc.


By




/s/ Judy A. Rice*
(Jonathan D. Shain)



Judy A. Rice, President

(q) Power of Attorney dated March 8, 2007. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 15 to the Registration Statement on Form N1-A for the Dryden Global Total Return Fund (File No. 33-63943) filed via EDGAR on March 30, 2007.

Date: August 10, 2007